Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss) for the year	$ (36,049)	$ (5,354)
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of platinum and palladium bullion	34	(2,280)
Change in unrealized (gains) losses on platinum and palladium bullion	34,775	6,293
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets		66
Increase (decrease) in due to broker		(371)
Increase (decrease) in accounts payable	153	(208)
Net cash provided by (used in) operating activities	(1,087)	(1,854)
Cash flows from investing activities
Purchases of platinum and palladium bullion	(12,837)	(23,475)
Sales of platinum and palladium bullion	91	441
Net cash provided by (used in) investing activities	(12,746)	(23,034)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	14,190	24,992
Payments on redemption of Units (note 7)	(3)	(218)
Underwriting commissions and issue expenses	(135)	(403)
Net cash provided by (used in) financing activities	14,052	24,371
Net increase (decrease) in cash during the year	219	(517)
Cash at beginning of year	375	892
Cash at end of year	$ 594	$ 375